Fair Value Calculation of Consideration Transferred (Detail) (Broadview Security, USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
May 14, 2010
Business Acquisition [Line Items]
Cost of acquired entity, cash paid	585
Tyco's average common share price	38.73
Total stock consideration	1,362
Fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards	27 [1]
Total fair value of consideration transferred	1,974
Tyco International
Business Acquisition [Line Items]
Tyco shares issued	35
Cash Consideration
Business Acquisition [Line Items]
Number of shares of BHS common shares outstanding	37
Cash consideration per common share outstanding	13.15
Cost of acquired entity, cash paid	490
Cash Consideration | Tyco International
Business Acquisition [Line Items]
Exchange ratio	0.7562
Tyco shares issued	28
Mixed Cash And Stock Consideration
Business Acquisition [Line Items]
Number of shares of BHS common shares outstanding	7
Cash consideration per common share outstanding	12.75
Cost of acquired entity, cash paid	95
Mixed Cash And Stock Consideration | Tyco International
Business Acquisition [Line Items]
Exchange ratio	0.7666
Tyco shares issued	6
All Stock Consideration
Business Acquisition [Line Items]
Number of shares of BHS common shares outstanding	1
All Stock Consideration | Tyco International
Business Acquisition [Line Items]
Exchange ratio	1.0951
Tyco shares issued	1

[1]	Represents the fair value of BHS stock option, restricted stock unit and deferred stock unit replacement awards attributable to pre-combination service issued to holders of these awards in the acquisition. The fair value was determined using the Black-Scholes model for stock option awards and Tyco's closing stock price for the restricted and deferred stock unit awards. The fair value of outstanding BHS stock-based compensation awards that immediately vested at the effective time of the acquisition was attributed to pre-combination service and was included in the consideration transferred. In addition, there were certain BHS stock-based compensation awards that did not immediately vest upon completion of the acquisition. For those awards, the fair value attributed to post-combination service is being recognized as compensation expense over the requisite service period in the post-combination financial statements.